Repurchase of shares	12 Months Ended
Dec. 31, 2019
Share Repurchase Program [Abstract]
Repurchase of shares
22	Repurchase of shares

In November 2018, the board of directors of the Company authorized a share repurchase program (the “2018 Share Repurchase Program”) whereby the Company may repurchase up to US$10,000 of the common shares or ADSs of the Company from November 28, 2018 to November 27, 2019. The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate. The Company has publicly announced the 2018 Share Repurchase Program on November 28, 2018.

The following table is a summary of the shares repurchased by the Company during 2018 and 2019 under the 2018 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2018 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS
December 2018	10,000	3.7175
For the year ended December 31, 2018	10,000
March 2019	13,240	3.721
May 2019	5,300	3.844
June 2019	9,471	3.818
July 2019	356,882	3.809
August 2019	273,099	3.354
September 2019	66,018	3.028
October 2019	244,376	3.067
November 2019	333,526	3.230
For the year ended December 31, 2019	1,301,912

During the years ended December 31, 2017, 2018 and 2019, nil, 10,000 and 1,301,912 ADSs were repurchased at an aggregate consideration of US$nil, US$37 and US$4,414 under the Repurchase Program. The remaining unused amount of US$5,549 was no longer be available for repurchase after November 27, 2019.